December 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Post-Effective Amendment No. 347 (File No. 033-42484) and Amendment No. 348 (File No. 811-06400) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 347 and, under the Investment Company Act of 1940, as amended, Amendment No. 348 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes (the “Material Changes”) relating to the Trust’s McKee International Equity Portfolio (the “Fund”):

In the Prospectus:

1)	Making changes to the Fund’s strategy disclosure in the “Principal Investment Strategies” and “More Information About the Fund’s Investment Objective and Strategies” sections to reflect that the Fund will invest in exchange traded funds (“ETFs”), mutual funds and other investment companies to achieve its investment objective and to make other related changes.

2)	Adding disclosure relating to Investments in Investment Company Risk, ETF Risk, Derivatives Risk, Large Capitalization Companies Risk, Small and Medium Capitalization Companies Risk, Commodity-Related Investments Risk, U.S. Government Securities Risk, Management and Strategy Risk, Growth Style Risk, Quantitative Investing Risk and Sector Focus Risk in the “Principal Risks” and “More Information About Risk” sections and removing disclosure relating to LIBOR Risk in the “Principal Risks” section.

3)	Revising the Fund’s fee table and example in the “Fund Fees and Expenses” section to reflect (i) the acquired fund fees and expenses estimated to be incurred for the current fiscal year in connection with the Fund’s investment strategy changes; and (ii) a new expense limitation agreement between CSM Advisors, LLC, the Fund’s investment adviser, and the Trust, on behalf of the Fund (a discussion of which has also been added to the “Investment Management” section of the prospectus).

4)	Revising the Fund’s “Performance Information” section to reflect a change in the Fund’s primary benchmark.

While not Material Changes, the Filing also incorporates changes in the Fund’s portfolio management team which were disclosed in filings made pursuant to Rule 497(e) under the 1933 Act, on August 12, 2021 (SEC Accession Nos. 0001398344-21-016046 and 0001398344-21-016056) and on September 24, 2021 (SEC Accession Nos. 0001398344-21-019129 and 0001398344-21-019130).

We hereby request selective review of only those portions of the Filing relating to the Material Changes. The Fund’s prospectus and Statement of Additional Information (“SAI”) were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(1) on December 18, 2009 (SEC Accession No. 0001135428-09-000641) (the “2009 Filing”). Aside from the Material Changes described above, substantially all of the disclosures in the Filing that differ from those in the 2009 Filing have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund II and The Advisors’ Inner Circle Fund III since the 2009 Filing.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian T. London

Brian T. London

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